Basis of preparation and significant accounting policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of preparation and significant accounting policies	Basis of preparation and significant accounting policies
Basis of Preparation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). Amounts are presented in thousands of United States Dollar (“US dollar or $”), unless otherwise stated.

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements.

The principal accounting policies are set out below.

Principle of Consolidation

The consolidated financial statements include the assets and liabilities of us and our wholly owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Fair value measurement

We have determined the estimated fair value amounts presented in these consolidated financial statements using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented in these consolidated financial statements are not necessarily indicative of the amounts that we could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

We account for fair value measurement in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition for fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.
Reporting and functional currency

The Company and its subsidiaries use the U.S dollar as their functional currency as the majority of their expenses and financing are denominated in U.S. dollars. Accordingly, the Company’s reporting currency is U.S. dollars. Transactions in foreign currencies are translated into U.S dollars at the rates of exchange in effect at the date of transaction. Gains and losses on foreign currency transactions are included in “Other financial expenses” in the Consolidated Statements of Operations.

Lease accounting

When a contract contains a lease, which is assessed at inception, we make an assessment of the lease classification in accordance with the criteria under ASC 842 Leases. An agreement will be classified as a sales-type lease for a lessor (or a finance lease for a lessee) if any of the following conditions are met at lease commencement:

•ownership of the asset is transferred at the end of the lease term;
•the contract contains an option to purchase the asset which is reasonably certain to be exercised;
•the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the underlying asset’s useful life are not subject to this criterion;
•the present value of the lease payments and any residual value guarantees present represent substantially all of the fair value of the underlying asset; and
•the asset is heavily customized such that it could not be used for another use at the end of the term.

If none of these criteria are met for a lessor, the lease will be classified as a direct financing lease (if the present value of the sum of the lease payments and any residual value guarantees present, equals or exceeds substantially all of the fair value of the underlying asset and it is probable that the lessor will collect lease payments and any residual value guarantees), or an operating lease. If none of these criteria are met for a lessee, the lease will be classified as an operating lease.

The lease term is assessed at lease commencement. The existence of any purchase options, extension options, termination options and residual value guarantees, if any are disclosed. Agreements which include extension options are included in the lease term if we believe they are reasonably certain to be exercised by the lessee. Agreements which contain purchase options and termination options are included in the lease term if we believe they are reasonably certain to not be exercised by the lessee. An extension option or a termination option is included in the lease term if the exercise of the option is controlled by the lessor. The determination of whether options are reasonably certain considers whether the option creates an economic incentive.

Lessor accounting

Generally, lease accounting commences when the asset is made available to the counterparty, however, where a contract contains specific acceptance testing conditions, lease accounting will not commence until the asset has successfully passed the acceptance tests. We assess a lease under the modification guidance when there is a change to the terms and conditions of the contract that results in a change in the scope or the consideration of the lease.

For operating leases, costs directly associated with the execution of the lease or costs incurred after lease inception (the execution of the contract) but prior to the commencement of the lease that directly relates to preparing the asset for the contract (for example bunker costs), are capitalized and amortized to the Consolidated Statement of Operations over the lease term.

Revenue recognition

Time charter agreements

The performance obligations in a time charter agreement will be satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The time charter agreements are considered operating leases and therefore do not fall under the scope of ASC 606 Revenue from Contracts with Customers because (i) the vessel is an identifiable asset, (ii) we do not have substantive substitution rights, and (iii) the charterers have the right to control the use of the vessel during the term of the contract as they have full discretion over the ports visited, shipping routes and vessel speed, and derive the economic benefits from such use. Our operating revenues are generated from time charters. Time charter agreements are accounted for as operating leases in accordance with ASC 842 Leases and related interpretations.

Revenues include minimum lease payments under time charters. Revenues generated from time charters, which we generally classify as operating leases, are recorded over the term of the charter as the service is provided. Fixed revenue from operating leases is accounted for on a straight-line basis over the term of the charter. When a time charter agreement is linked to an index, we recognize revenue for the applicable period based on the actual index for that period.

We defer upfront net revenue payments (for example positioning fees) for operating leases to the Consolidated Balance Sheet and amortize to the Consolidated Statements of Operations over the lease term.

During the years ended December 31, 2024 and 2023, we had revenues from fixed and index linked time charter agreements.

For our operating leases, where the timing and pattern of transfer for the non-lease component and the associated lease component to the lessees are the same, we elect the practical expedient which allows the Company to treat the lease and non-lease components as a single lease component.

Under time charters, voyage expenses such as bunker expenses, port charges and canal tolls are generally paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is off-hire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

In a time charter contract, we are responsible for all the costs incurred for running the vessels. Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third-party management fees.

Share-based compensation

Our share-based compensation includes share options. The cost of equity settled transactions is measured by reference to the fair value at the date on which the share options are granted. The fair value of share options is estimated using the Black-Scholes Option pricing method. The fair value of the share options is recognized in General and administrative expense in the Consolidated Statements of Operations, with a corresponding increase in equity over the period the share options vest. We amortize share-based compensation awards on a straight-line basis over the period during which the individuals are required to provide service in exchange for the reward - the requisite service (vesting) period. No compensation costs are recognized for share-based compensation for which the individuals do not render the requisite service. We account for forfeitures as they occur.

Equity method investment

Investments in entities over which we have significant influence, but do not meet the criteria for consolidation, are accounted for by the equity method of accounting. Under this method, we record our investment at cost, including transaction costs, and adjust the carrying amount for our share of the income or losses from these equity method investment subsequent to the date of the investment and report the recognized earnings or losses in the Consolidated Statements of Operations. Dividends received from an equity method investment reduce the carrying amount of the investment. We allocate the excess, if any, of the purchase price of the investment acquired over our proportionate share of the carrying value of the underlying net assets, or basis difference, across the assets and liabilities of the investee, with the residual assigned to goodwill. The basis difference assigned to amortizable net assets will then be amortized through our Consolidated Statements of Operations as part of the “(Loss) from equity method investment.”

Investments in equity method investment are assessed for other-than-temporary impairment whenever changes in the facts and circumstances indicate that the fair value may be below the carrying value of our investment. Where determined to be other-than-temporary impairment, an impairment loss in the period will be recognized in the line item “(Loss) from equity method investment” in the Consolidated Statements of Operations.
Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation. The cost of vessels and equipment, less the estimated residual values, is depreciated on a straight-line basis over the assets’ remaining useful economic lives. Management estimates the residual values of our vessels based on historical 10-year scrap steel index prices multiplied by the weight of the ship noted in lightweight ton. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. The vessel’s useful life applied for depreciation is 25 years.

Refurbishment costs incurred during the period are capitalized as part of vessels and equipment and depreciated over the vessels’ remaining useful economic lives. Refurbishment costs are costs that increase the capacity or improve the efficiency or safety of vessels and equipment.

Cost of new equipment or expenditures for modifications to the vessel which enhance or increase the operational efficiency and functionality of the vessel are capitalized and depreciated over the remaining useful life of the vessel. Expenditures of a routine repairs and maintenance nature that do not improve the operating efficiency or extend the useful lives of the vessels are expensed as incurred.

Newbuildings

The carrying value of the vessels under construction (“Newbuildings”) represents the accumulated costs as of the balance sheet date which we have had to pay by way of purchase installments and other capital expenditures plus capitalized interest. Capitalization ceases and depreciation commences once the asset is completed and available for its intended use.

Drydocking

Maintenance of class certification requires expenditures and can require taking a vessel out of service from time to time for survey, repairs or modifications to meet class requirements. When delivered, the Group’s vessels can generally be expected to have to undergo a class survey once every five years. The Group’s vessels have been and continue to be built to the classification requirements of ABS and the Liberian Ship Register. We will recognize the cost of a drydocking at the time the drydocking takes place. The Group will capitalize a substantial portion of the costs incurred during drydocking, including the survey costs and amortize those costs on a straight-line basis from the time of completion of a drydocking or intermediate survey until the next scheduled drydocking or intermediate survey. Normal vessel repair and maintenance costs will be expensed when incurred.

Impairment of assets

We continually monitor events and changes in circumstances that could indicate that the carrying amounts of our long-lived assets may not be recoverable. At least annually, and if such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through future undiscounted expected cash flows.

The carrying values of the Company’s vessels and newbuildings may not represent their fair market value at any point in time since the market prices of second-hand vessels and the cost of newbuildings tend to fluctuate with changes in charter rates. Historically, both charter rates and vessel values tend to be cyclical. The Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future undiscounted cash flows expected to result from the asset, including any remaining construction costs for newbuildings and disposal. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the vessel’s or newbuilding’s carrying value and the respective fair value.
Interest cost capitalized

Interest costs are capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consisted of Newcastlemax dry bulk vessels under construction. The interest capitalized is calculated using our weighted average cost of borrowings, from commencement of the asset development until substantially all the activities necessary to prepare the asset for its intended use are complete. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

Sale and leaseback transactions

When a sale and leaseback transaction does not qualify for sale accounting, the transaction is accounted for as a financing transaction by the seller-lessee. To account for a failed sale and leaseback transaction as a financing arrangement, the seller-lessee does not derecognize the underlying asset; the seller-lessee continues depreciating the asset as if it was the legal owner. The sales proceeds received from the buyer-lessor are recognized as a financial liability. A seller-lessee will make rental payments under the leaseback. These payments are allocated between interest expense and principal repayment of the financial liability. The amount allocated to interest expense is determined by the incremental borrowing rate or imputed interest rate.

Deferred finance charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan using the effective interest method. Amortization of loan costs is included in “Interest expenses” in the Consolidated Statements of Operations. If a loan is repaid early, any unamortized portion of the related deferred charge is charged against “Interest expenses” in the period in which the loan is repaid. If a loan is extinguished other than by repayment, any unamortized portion of the related deferred charge is recognized as a loss on extinguishment. Deferred charges are presented as a deduction from the corresponding liability in the Consolidated Balance Sheets.

Earnings per share

Basic earnings per share (“EPS”) is computed based on the income available to common stockholders and the weighted average number of shares outstanding. Diluted earnings per share includes the effect of the assumed conversion of potentially dilutive instruments, which for the Company includes share options. Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share (anti-dilutive).

Cash and cash equivalents

Cash comprises cash on hand and cash in the Company’s bank accounts. Demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash.

Trade Receivables

Trade receivables are presented net of allowances for expected credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate allowance for expected credit losses. Our trade receivables have short maturities so we have considered that forecasted changes to economic conditions will have an insignificant effect on the estimate of the allowance, except in extraordinary circumstances.

Inventories

Inventories, which are comprised principally of fuel and lubricants, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.

Current and long-term classification

Assets and liabilities are classified as current assets and liabilities respectively, if their maturity is within one year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.
Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence.

Equity issuance costs

Equity issuance costs are recorded as a reduction of additional paid-in-capital when the equity offering is effective. Prior to the effective date of an equity offering, specific incremental costs directly attributable to a proposed or actual offering of securities are deferred and recorded as “Other current assets” in the Consolidated Balance Sheets. Should the Company cancel the planned equity offering, these costs will be charged to the Consolidated Statements of Operations as an expense.

Income taxes

Income taxes are based on a separate return basis. We provide for income taxes based on our income and statutory tax rates in effect in the jurisdictions in which we operate.

Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards.

Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In determining whether any indicators of impairment on the vessels exist, we consider estimates in respect of residual value, charter rates, vessel operating expenses and drydocking requirements.

A significant input used in determining the fair value of debt is an appropriate discount rate.